Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Registrant Name	dei_EntityRegistrantName	iSHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001100663
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jan. 03, 2022
Prospectus Date	rr_ProspectusDate	Jan. 03, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A